LOSS PER SHARE (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Basic and diluted net loss per ordinary share:
Net loss	$ 12,290	$ 610	$ 3,368
Preferred shares dividend	295	1,958	1,958
Net loss attributable to ordinary shares	$ 12,585	$ 2,568	$ 5,326
Shares used in computing net loss per ordinary shares, basic and diluted (in thousands)	11,918	2,181	1,627
Net loss per ordinary share, basic and diluted	$ 1.06	$ 1.18	$ 3.27
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	22,107	7,300	6,616
Warrant and Share Options [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	9,535	780	650
Preferred Shares [Member]
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Anti-dilutive instruments	654	4,339	4,339